Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment Net
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Facilities	$12,762	$12,762
Furniture and fixtures	2,165	1,031
Lab equipment	51,072	38,093
Computer equipment and software	6,204	2,442
Leasehold improvements	40,435	29,369
Construction in progress	42,575	894

Total property and equipment	155,213	84,591
Less: Accumulated depreciation	(33,778)	(21,459)

Property and equipment, net	$121,435	$63,132